Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Cash and cash equivalents	$ 509,798	$ 552,064	$ 1,669,089	$ 1,677,792
Trade and other receivables	19,891	16,245
Other current financial assets	430	565
Other long-term financial assets	18,283	9,767
Other current financial liabilities	(857,637)	(26,483)
Other long-term financial liabilities	(10,091)	(630,556)
Indebtedness	3,660,787	3,098,058
Amortized cost [Member]
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Trade and other receivables	58,422	158,930
Trade and other payables	(57,447)	(158,276)
Total	(3,166,597)	(2,574,912)
Fair value through profit or loss [Member]
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Trade and other receivables
Trade and other payables
Total	(832,432)	(617,135)
Level 1 [Member] | Amortized cost [Member]
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Cash and cash equivalents	509,798	552,064
Other current financial assets	430	565
Other long-term financial assets	18,283	9,767
Level 1 [Member] | Fair value through profit or loss [Member]
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Cash and cash equivalents
Other current financial assets
Other long-term financial assets
Level 2 [Member] | Amortized cost [Member]
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Other current financial liabilities	(25,205)	(26,483)
Indebtedness	(3,660,787)	(3,098,058)
Level 2 [Member] | Fair value through profit or loss [Member]
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Other current financial liabilities	(832,432)
Indebtedness
Level 2, Level 3 [Member] | Amortized cost [Member]
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Other long-term financial liabilities	(10,091)	(13,421)
Level 2, Level 3 [Member] | Fair value through profit or loss [Member]
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Other long-term financial liabilities		(617,135)
Fair value [Member]
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Trade and other receivables	58,422	158,930
Trade and other payables	(57,447)	(158,276)
Total	(3,183,622)	(1,782,207)
Fair value [Member] | Level 1 [Member]
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Cash and cash equivalents	509,798	552,064
Other current financial assets	430	565
Other long-term financial assets	18,283	9,767
Fair value [Member] | Level 2 [Member]
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Other current financial liabilities	(857,652)	(26,272)
Indebtedness	(2,845,442)	(1,688,023)
Fair value [Member] | Level 2, Level 3 [Member]
Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) [Line Items]
Other long-term financial liabilities	$ (10,014)	$ (630,962)